Shareholder Report, Average Annual Return (Details) 194921_Aristotle Value Equity Fund_Class R6_TSR Annual {Class R6}	12 Months Ended	26 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	8.39%	6.97%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	15.36%
Russell 1000 Value Capped Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Capped Total Return
Average Annual Return, Percent	15.87%	14.50%